Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Deposits from advertising agencies and customers	12,114	10,354
Accrued professional fees	3,545	3,003
Advertising and promotion expenses payables and accruals	1,267	217
General operating expenses payables and accruals	49,799	37,910
Deposits from potential house buyers	10,113	7,577
Others	12,204	12,595
Total	89,042	71,656